Unit Activity	12 Months Ended
Dec. 31, 2021
Unit Activity
Unit Activity

20) Unit Activity

The following table shows the movement in number of common units, Class B Units, general partner units and Series A Preferred Units from December 31, 2019 until December 31, 2021:

				Series A
			General Partner	Convertible
(in units)	Common Units	Class B Units	Units	Preferred Units
December 31, 2020	32,694,094	—	615,117	3,750,000
May 27, 2021: Conversion of Series A Preferred Units	215,292	—	—	(208,334)
September 10, 2021: IDR elimination	673,080	673,080	—	—
September 10, 2021: Issue of General Partner Units	—	—	25,161	—
October 25, 2021: ATM program issue of common units	10,902	—	—	—
October 26, 2021: ATM program issue of common units	31,038	—	—	—
November 10, 2021: Quarterly conversion of Class B Units	84,135	(84,135)	—	—
December 31, 2021	33,708,541	588,945	640,278	3,541,666

On May 27, 2021 Tortoise Direct Opportunities Fund LP, the holder of 416,677 of the Partnership’s Series A Preferred Units sold 208,333 of its Series A Preferred Units to KNOT and converted 208,334 Series A Preferred Units to 215,292 common units based on a Series A conversion rate of 1.0334.

On September 7, 2021, the Partnership entered into an exchange agreement with KNOT and the Partnership’s general partner whereby KNOT contributed to the Partnership all of KNOT’s IDRs, in exchange for the issuance by the Partnership to KNOT of 673,080 common units and 673,080 Class B Units, whereupon the IDRs were cancelled. The IDR Exchange closed on September 10, 2021.

On September 10, 2021, the Partnership’s general partner contributed $0.45 million to the Partnership in exchange for the issuance of 25,161 general partner units in order to maintain its 1.83% general partner interest in the Partnership in connection with the IDR Exchange.

In October 2021, the Partnership sold 41,940 common units under the ATM Program at an average gross sales price of $20.06 per unit and received net proceeds, after sale commissions, of $0.83 million. The Partnership paid an aggregate of $0.01 million in sales commissions to the Agent in connection with such sales.

On November 10, 2021, 84,135 Class B units were converted to common units on a one-to-one basis pursuant to the Partnership’s partnership agreement.